Investments - Narrative (Details) $ / shares in Units, ¥ in Thousands				2 Months Ended	3 Months Ended		12 Months Ended
	May 13, 2020 USD ($)	Sep. 28, 2011 USD ($)	Sep. 28, 2011 CNY (¥)	Apr. 04, 2021 USD ($) investment_round shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 08, 2023 $ / shares	Nov. 09, 2022 $ / shares
Schedule of Equity Method Investments [Line Items]
Allowance for credit loss					$ 0		$ 0
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares										$ 9.91	$ 0.01
Equity method investments cost							288,000	$ 0	$ 0
Impairment on equity method investments							0	0	0
Dividends from equity investments					$ 0	$ 0	$ 0	0	0
LanzaJet
Schedule of Equity Method Investments [Line Items]
Contribution of intellectual property	$ 15,000,000
Ownership percentage	37.50%			23.00%	23.06%		23.06%
Revenue from Contract with Customer, Excluding Assessed Tax							$ 2,249,000
Deferred revenue					$ 5,375,000	8,062,000	$ 5,375,000	8,062,000
Profit amortization period							15 years
Number of rounds of investments | investment_round				2
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares											$ 0.01
Equity Method Investment, Realized Gain (Loss) on Disposal							$ 532,000
Equity Method Investment, Ownership Percentage, Diluted					22.38%		22.38%
Contingent right to receive additional interest | shares				45,000,000
Equity method investments cost				$ 0
Carrying value less than proportionate share of book value					$ 3,400,000	$ 3,700,000	$ 3,400,000	3,700,000
LanzaJet | Intra-entity
Schedule of Equity Method Investments [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax							$ 437,000	$ 527,000	$ 662,000
SGLT
Schedule of Equity Method Investments [Line Items]
Ownership percentage		30.00%	30.00%			9.31%		9.31%	10.01%
Gain on dilution								$ 3,368,000	$ 3,048,000
SGLT | Intellectual Property
Schedule of Equity Method Investments [Line Items]
Contribution of intellectual property		$ 4,000,000	¥ 25,800